Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related parties and their relationships
No.	Name of Related Parties	Relationship
1	ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”)	Controlled by the Company’s CEO, Mr. Nan Wu (100%)
2	Magic Minerals Limited (“Magic”)	Shareholder of the Company
3	My Car (Shenzhen) Technology Co., Ltd. (“My Car”)	A company which the Company’s CEO, Mr. Nan Wu holds 25.3% equity interest
4	Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”)	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
5	Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”)	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
6	Mr. Nan Wu	Shareholder and CEO of the Company
7	Vision Path Holdings Limited (“Vision Path”)	Shareholder of the Company

Schedule of significant related party transactions
	For the years ended December 31,
Nature	2022	2021	2020
Expense paid by the related parties on behalf of the Group
– My Car (i)	(2,620,495)	$(135,248)	$-
– Mr. Nan Wu (ii)	(425,318)	-	-
– ICONIQ Institute	(36,560)	(234,587)	-
– Tianjin Tuoda	-	(123,038)	(122,844)
Expenses paid by the Group on behalf of a related party
– Tianjin Tuoda (iv)	6,082,991	-	-
Loan proceeds from related parties
– Vision Path	(5,045,326)	-	-
– Mr. Nan Wu (ii)	(2,893,667)	-	-
– Magic	-	(6,151,351)	-
Payments to related parties
– Magic (iii)	6,394,219	-	-
– Tianjin Tuoda (iv)	7,238,074	-	-
– My Car (i)	5,807,258	-	-
Magic loan repaid by related parties on behalf of the Group
– Mr. Nan Wu	(3,337,792)	-	-
– My Car	(3,056,427)	-	-
Collection of loan to a related party
– Tianjin Tuoda (iv)	(5,762,653)	-	-
– ICONIQ Institute	(77,973)	-	-
Commission fee to a related party
– Tianjin Tuoda (iv)	(13,000,000)	-	-
Loan to a related party
– My Car (i)	1,489,853	-	-
The claim on My Car transferred to Mr. Nan Wu
– Mr. Nan Wu (i)	(1,489,853)
Interest expenses of loan from a related party
– Magic	(84,218)	(430,778)	-
Advance petty cash to a related party
– Tianjin Tuoda (iv)	-	-	131,148
– ICONIQ Institute	$-	$352,509	$-

(i)	In 2022, My Car paid loan and expenses on behalf of the Group totaled $5.7 million and the Group repaid $5.8 million. The Group provided loan to My Car of $1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2022 was nil.

(ii)	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.9 million to the Group for ordinary operations in 2022.

(iii)	In 2021, Magic provided short-term loans totalled $6.2 million to the Group, at an interest rate of 12% per annum. In 2022, My Car and Mr. Nan Wu repaid loan and interest on behalf of the Group to Magic in full.

(iv)

In 2018 and 2019, the Group provided several short-term interest-free loans totalled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full.

In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was $13 million, which was recognized as additional paid-in capital in the consolidated financial statements.

The Group also paid expenses on behalf of Tianjin Tuoda with a total amount of $6.1 million. The Group recognized the balance arising from transaction with Tianjin Tuoda on a net basis resulting in amounts due to Tianjin Tuoda of $3,792 as of December 31, 2022.

(v)	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. The Group provided a guarantee with joint liability of Vision Path’s contingent repayment, see Note 20 Commitments and contingencies for details.

Schedule related party balances with the related parties
	As of December 31,
	2022	2021
Amounts due from related parties:
– Tianjin Tuoda (iv)	-	6,084,940
– ICONIQ Institute	-	120,938
Total	$-	$6,205,878
Amounts due to related parties, current:
– Mr. Nan Wu (ii)	$5,114,224	$-
– Shenzhen Yinghehuicheng	681,436	737,533
– Tianjin Tuoda (iv)	3,792	-
– Magic (iii)	-	6,662,900
– My Car (i)	-	141,477
Amounts due to related parties, non-current:
– Vision Path (v)	4,922,287	-
Total	$10,721,739	$7,541,910

(i)	In 2022, My Car paid loan and expenses on behalf of the Group totaled $5.7 million and the Group repaid $5.8 million. The Group provided loan to My Car of $1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2022 was nil.

(ii)	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.9 million to the Group for ordinary operations in 2022.

(iii)	In 2021, Magic provided short-term loans totalled $6.2 million to the Group, at an interest rate of 12% per annum. In 2022, My Car and Mr. Nan Wu repaid loan and interest on behalf of the Group to Magic in full.

(iv)

In 2018 and 2019, the Group provided several short-term interest-free loans totalled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full.

In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was $13 million, which was recognized as additional paid-in capital in the consolidated financial statements.

The Group also paid expenses on behalf of Tianjin Tuoda with a total amount of $6.1 million. The Group recognized the balance arising from transaction with Tianjin Tuoda on a net basis resulting in amounts due to Tianjin Tuoda of $3,792 as of December 31, 2022.

(v)	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. The Group provided a guarantee with joint liability of Vision Path’s contingent repayment, see Note 20 Commitments and contingencies for details.